BASIC AND DILUTED INCOME / (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Summary of Basic and Diluted Income (Loss) per Share	Net income / (loss) and basic weighted average shares outstanding are reconciled to diluted net income / (loss) and diluted weighted average shares outstanding, respectively, as follows:

	Year ended December 31,
	2022	2021
Income / (loss) from continuing operations	$(79,197)	$76,620
Income from discontinued operations	—	11,603
Net income / (loss) for the year	(79,197)	88,223

Basic weighted average shares outstanding	240,100,023	148,288,884
Dilution adjustment for stock options	—	4,752,714
Diluted weighted average shares outstanding	240,100,023	153,041,598

Basic income / (loss) per share from continuing operations	(0.33)	0.52
Basic income per share from discontinued operations	—	0.08
Basic income / (loss) per share	$(0.33)	$0.60

Diluted income / (loss) per share from continuing operations	(0.33)	0.50
Diluted income per share from discontinued operations	—	0.08
Diluted income / (loss) per share	$(0.33)	$0.58